Subsequent Events	9 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.Recent financing activities

During the period from October 1 to December 6, 2024, PEMEX participated in the following financing activities:

•On October 2, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.5,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 85 basis points, maturing in December 2024.

•On October 2, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.5,500,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 85 basis points, maturing in December 2024.

•On October 28, 2024, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 182-day TIIE plus a margin of 370 basis points, maturing in October 2026.

•On October 31, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE, maturing in April 2025.

•On November 11, 2024, Petróleos Mexicanos entered into a Ps.2,000,000, credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in May 2025.

•On November 12, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$.40,000, from a credit facility bearing interest at a floating rate linked to 30-day SOFR plus a margin of 415 basis points, maturing in May 2025.

•On November 14, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.1,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 350 basis points, maturing in May 2025.

•On November 19, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,500,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 350 basis points, maturing in February 2025.

•On November 19, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,500,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 350 basis points, maturing in February 2025.

•On November 19, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 350 basis points, maturing in March 2025.

•On November 22, 2024, Petróleos Mexicanos entered into a Ps.3,000,000, credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in May 2025.

•On November 29, 2024, Petróleos Mexicanos entered into a Ps.2,553,750, amended credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 315 basis points, maturing in May 2025.
As of September 30, 2024, the outstanding amount under the PMI Trading revolving credit line was U.S.$181,255. From October 1 to December 6, 2024, PMI Trading repaid U.S.$79,941. The available amount under this revolving credit lines was U.S.$101,314 as of December 6, 2024. The available amount under this revolving credit lines was U.S.$128,686 as of December 6, 2024.

As of December 6, 2024, PEMEX had U.S.$5,902,000 and Ps.20,500,000 in available credit lines in order to provide liquidity, of which U.S.$230,000 was available and the credit lines in pesos is fully drawn.

B.Exchange rates and crude oil prices

As of December 6, 2024, the Mexican peso-U.S. dollar exchange rate was Ps.20.2830 per U.S. dollar, which represents a 3.3% depreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of September 30, 2024, which was Ps.19.6290 per U.S. dollar. This increase in U.S. dollar exchange rate, has led to an estimate loss of Ps.53,839,474 in PEMEX’s foreign exchange (loss) income as of December 6, 2024.

As of December 6, 2024, the weighted average price of the crude oil exported by PEMEX was U.S.$62.87 per barrel. This represents a price decrease of approximately 1.4% as compared to the average price as of September 30, 2024, which was U.S.$63.76 per barrel.

C. Directors and Senior Management

Board of Directors

Effective as of October 1, 2024, Ms. Luz Elena González Escobar was ratified by the Mexican Congress as Secretary of
Energy and, therefore, in accordance with the Ley de Petróleos Mexicanos (Petróleos Mexicanos Law), as chairperson of the Board of Directors of Petróleos Mexicanos, replacing Mr. Miguel Ángel Maciel Torres.

Originally appointed under the administration of Mr. Andrés Manuel López Obrador, Mr. Rogelio Ramírez de la O continued in his capacity as Secretary of Finance and Public Credit under the administration of President Sheinbaum and, therefore, in accordance with the Petróleos Mexicanos Law, as a member of the Board of Directors of Petróleos
Mexicanos.

Effective as of October 1, 2024, Mexico’s Secretary of the Economy, Mr. Marcelo Ebrard Casaubón and Mexico’s Secretary of the Environment and Natural Resources, Mrs. Alicia Bárcena Ibarra, were appointed to the Board of Directors of Petróleos Mexicanos by President Sheinbaum. Mr. Marcelo Ebrard Casaubón and Mrs. Alicia Bárcena Ibarra replaced Mrs. Raquel Buenrostro Sánchez and Mrs. María Luisa Albores González, respectively.

Senior Management

Effective as of October 1, 2024, Dr. Víctor Rodríguez Padilla was appointed Chief Executive Officer of Petróleos Mexicanos by President Sheinbaum, replacing Mr. Octavio Romero Oropeza.

On October 2, 2024, the Board of Directors of Petróleos Mexicanos approved the following appointments:

•Mrs. Rosa Bello Pérez, as General Counsel of Petróleos Mexicanos, effective on October 2, 2024;
•Mr. Juan Carlos Carpio Fragoso, as Chief Financial Officer of Petróleos Mexicanos, effective on October 2, 2024;
•Mr. Néstor Martínez Romero, as Chief Executive Officer of Pemex Exploration and Production, effective on October 2, 2024;
•Mr. Carlos Armando Lechuga Aguiñaga, as Chief Executive Officer of Pemex Industrial Transformation, effective on October 2, 2024; and
•Mr. Israel Benítez López, as Chief Executive Officer of Pemex Logistics, effective on October 7, 2024.
D. Energy Reform Decree

On October 31, 2024, amendments to Articles 25, 27 and 28 of the Constitución Política de los Estados Unidos Mexicanos (Mexican Constitution) were published as the Decreto por el que se reforman el párrafo quinto del artículo 25, los párrafos sexto y séptimo del artículo 27 y el párrafo cuarto del artículo 28 de la Constitución Política de los Estados Unidos Mexicanos, en materia de áreas y empresas estratégicas (Decree amending Paragraph 5 of Article 5, Paragraphs 6 and 7 of Article 27 and Paragraph 4 of Article 28 of the Mexican Constitution regarding Strategic Enterprises, which we refer as the Energy Reform Decree) in the Official Gazette of the Federation.

The Energy Reform Decree took effect on November 1, 2024 and transformed our legal regime from a Productive State-Owned Company (Empresa Productiva del Estado) to a State-Owned Public Company (Empresa Pública del Estado). The Energy Reform Decree includes artículos transitorios (transitional articles) requiring the Mexican Congress to adjust, amend or otherwise modify any relevant legislation required to give effect to the Energy Reform Decree (we refer to such implementing legislation as the Secondary Legislation) within 180 natural days. As of the date of this report, the Secondary Legislation and the implementation of the Energy Reform Decree are pending.

E. Fiscal Regime

On November 13, 2024, the Mexican Government announced that it would consolidate the Profit-Sharing Duty, the Hydrocarbon Extraction Duty and other duties levied on oil exploration activities by Petróleos Mexicanos into a new
Derecho Petrolero para el Bienestar (“Welfare Oil Duty”). The new Welfare Oil Duty will go into effect on January 1, 2025 and will be set at a general rate of 30% on oil and fuel production and 11.63% for non-associated gas.